Notes Payable - Related Party (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Schedule of notes payable
	2019	2018
Related Party Note 1 -	$200,000	-
Related Party Note 2 -	$200,000	-
Total	$400,000	-

Schedule of Option pricing

The fair value of the warrants was approximately $200,000 and was determined using the Black-Scholes option pricing model with the following assumptions:

Expected life:	0.75 years
Volatility:	233	%**
Dividend yield:	0	%**
Risk free interest rate:	2.00	%***

The fair value of the stock options issued in lieu of interest payments on the note was determined using the Black-Scholes option pricing model with the following assumptions:

Expected life:	5.00 years
Volatility:	267	%*
Dividend yield:	0	%**
Risk free interest rate:	2.57	%***

The fair value of the warrants was determined using the Black-Scholes option pricing model with the following assumptions:

Expected life:	2.00 years
Volatility:	269	%*
Dividend yield:	0	%**
Risk free interest rate:	2.00	%***

Summary of Fair value of stock option
Expected life:	5.00 years
Volatility:	267%*
Dividend yield:	0%**
Risk free interest rate:	2.57%***

Summary of notes payable
	September 30, 2019	June 30, 2019
Related Party Note 1	$-	$200,000
Related Party Note 2	200,000	200,000
Total	$200,000	$400,000

Level Three [Member]
Summary of Fair value of warants
Expected life:	0.75	years
Volatility:	233	%*
Dividend yield:	0	%**
Risk free interest rate:	2.00	%***

Level Two [Member]
Summary of Fair value of warants
Expected life:	2.00 years
Volatility:	269%*
Dividend yield:	0%**
Risk free interest rate:	2.00%***